Fair Value Measurement (Details) - Schedule of company’s financial assets and liabilities - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Assets:
Marketable Security	$ 1,475	$ 1,694
Total assets	1,475	1,694
Liabilities:
True Harvest Convertible Note	19,870	20,892
True Harvest Earnout	15,260	20,880
Deferred Cash Payment	7,755	8,783
Lender Warrants	16,830	16,601
Investor Shares		1,167
Private warrants liability	968	436
Total liabilities	60,683	68,759
Level I [Member]
Assets:
Marketable Security	1,475	1,694
Total assets	1,475	1,694
Liabilities:
True Harvest Convertible Note
True Harvest Earnout
Deferred Cash Payment
Lender Warrants
Investor Shares
Private warrants liability
Total liabilities
Level II [Member]
Assets:
Marketable Security
Total assets
Liabilities:
True Harvest Convertible Note
True Harvest Earnout
Deferred Cash Payment
Lender Warrants
Investor Shares
Private warrants liability	968	436
Total liabilities	968	436
Level III [Member]
Assets:
Marketable Security
Total assets
Liabilities:
True Harvest Convertible Note	19,870	20,892
True Harvest Earnout	15,260	20,880
Deferred Cash Payment	7,755	8,783
Lender Warrants	16,830	16,601
Investor Shares		1,167
Private warrants liability
Total liabilities	$ 59,715	$ 68,323